Commitments and Contingencies Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014 Option claim Count	Dec. 31, 2013 Count claim	Apr. 22, 2013
Commitments and Contingencies [Line Items]
Settlement ratio for allowed claims	0.0544
Number of capital lease renewals	4
Capital lease period	5 years
Number of remaining claim to be resolved	27	28
Remaining Filed Claims	$ 26,522,000	$ 40,224,000
Estimated value of claims remaining to be settled	1,096,000	3,793,000
Number of claims settled		59
Amount of claims settled	3,702,000	26,906,000
Amount of claim settled in cash	0	5,383,000
Amount of claim settled in stock	146	209
Reserve for unliquidated claims	10,000,000
Capital lease obligation term	17 years
Capital lease renewal term	with four 5-year renewal options
Operating lease term	50 years
Remaining term on operating lease	12 years
Rent expense	30,200,000	6,200,000
Customer Revenue Description	no individual customer accounted for more than 10% of our consolidated revenue
Tesoros [Member]
Commitments and Contingencies [Line Items]
Deductible for indemnification obligation	1,000,000
Indemnification obligation cap	15,000,000
Tesoros [Member] | Hawaii Independent Energy LLC [Member]
Commitments and Contingencies [Line Items]
Indemnification Obligation Limitation, Description	Tesoro’s indemnification obligations are subject to certain limitations as set forth in the Environmental Agreement. These limitations include a cap of $15 million for certain of Tesoro’s indemnification obligations related to certain pre-existing conditions as well as certain restrictions regarding the time limits for submitting notice and supporting documentation for remediation actions.
Texadian Energy Inc [Member]
Commitments and Contingencies [Line Items]
Service agreement term			4 years
Agreement commitment amount			28,000,000
U.S. Bank [Member]
Commitments and Contingencies [Line Items]
Number of claims settled	1
Common Stock [Member]
Commitments and Contingencies [Line Items]
Bankruptcy claim settlements (in shares)	146	209
Clear Air Act Violation [Member]
Commitments and Contingencies [Line Items]
Final decree low estimate	20,000,000
Final decree high estimate	$ 25,000,000